Stock Options and Other Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Options and Other Share-Based Compensation
Note 22
Stock Options and Other Share-Based Compensation
Compensation expense for stock options for 2023, 2022 and 2021 was $85 ($65 after tax), $60 ($46 after tax) and $60 ($47 after tax), respectively. In addition, compensation expense for stock appreciation rights, restricted stock, performance shares and restricted stock units resulted in a net benefit of $(100) ($(76) after tax) for 2023, primarily as a result of reductions in the fair value of outstanding liability-classified performance shares that are remeasured each reporting period. Compensation expense for stock appreciation rights, restricted stock, performance shares and restricted stock units was $1,013 ($770 after tax) and $701 ($554 after tax) for 2022 and 2021, respectively. No significant stock-based compensation cost was capitalized at December 31, 2023, or December 31, 2022.

Cash received in payment for option exercises under all share-based payment arrangements for 2023, 2022 and 2021 was $263, $5,835 and $1,274, respectively. Actual tax benefits realized for the tax deductions from option exercises were $20, $216 and $(15) for 2023, 2022 and 2021, respectively.
Cash paid to settle performance shares, restricted stock units and stock appreciation rights was $566, $556 and $163 for 2023, 2022 and 2021, respectively.
On May 25, 2022, stockholders approved the Chevron 2022 Long-Term Incentive Plan (2022 LTIP). Awards under the 2022 LTIP may take the form of, but are not limited to, stock options, restricted stock, restricted stock units, stock appreciation rights, performance shares and non-stock
grants. From May 2022 through May 2032, no more than 104 million shares may be issued under the 2022 LTIP. For awards issued on or after May 25, 2022, no more than 48 million of those shares may be issued in the form of full value awards such as share-settled restricted stock, share-settled restricted stock units and other share-settled awards that do not require full payment in cash or property for shares underlying such awards by the award recipient. For the major types of awards issued before January 1, 2017, the contractual terms vary between three years for the performance shares and restricted stock units, and 10 years for the stock options and stock appreciation rights. For awards issued after January 1, 2017, contractual terms vary between three years for the performance shares and special restricted stock units, five years for standard restricted stock units and 10 years for the stock options and stock appreciation rights. Commencing for grants issued in January 2023 and after, standard restricted stock units vest ratably on an annual basis over a three-year period. Forfeitures of performance shares, restricted stock units, and stock appreciation rights are recognized as they occur. Forfeitures of stock options are estimated using historical forfeiture data dating back to 1990.
Fair Value and Assumptions
 The fair market values of stock options and stock appreciation rights granted in 2023, 2022 and 2021 were measured on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

		Year ended December 31
	2023	2022	2021
Expected term in years 1	6.4	6.9	6.8
Volatility 2	32.5%	31.3%	31.1%
Risk-free interest rate based on zero coupon U.S. treasury note	3.43%	1.79%	0.71%
Dividend yield	3.5%	5.0%	6.0%
Weighted-average fair value per option granted	$45.82	$23.56	$12.22
1	Expected term is based on historical exercise and post-vesting cancellation data.
2	Volatility rate is based on historical stock prices over an appropriate period, generally equal to the expected term.
A summary of option activity during 2023 is presented below:

	Shares (Thousands)	Weighted-Average Exercise Price	Averaged Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2023	25,265	$ 114.61
Granted	2,122	$ 179.08
Exercised	(2,538)	$ 104.30
Forfeited	(474)	$ 246.61
Outstanding at December 31, 2023	24,375	$ 118.72	5.14	$ 934
Exercisable at December 31, 2023	18,438	$ 113.38	4.11	$ 791
The total intrinsic value (i.e., the difference between the exercise price and the market price) of options exercised during 2023, 2022 and 2021 was $167, $2,369 and $152, respectively. During this period, the company continued its practice of issuing treasury shares upon exercise of these awards.
As of December 31, 2023, there was $181 of total unrecognized before-tax
compensation cost related to nonvested share-based compensation arrangements granted under the plan. That cost is expected to be recognized over a weighted-average period of 1.9 years.
At January 1, 2023, the number of LTIP performance shares outstanding was equivalent to 4,753,266 shares. During 2023, 1,291,262 performance shares were granted, 1,521,636 shares vested with cash proceeds distributed to recipients and 103,582 shares were forfeited. At December 31, 2023, there were 4,419,310 performance shares outstanding that are payable in cash. The fair value of the liability recorded for these instruments was $360 and was measured largely using the Monte Carlo simulation method.

At January 1, 2023, the number of restricted stock units outstanding was equivalent to 4,287,826 shares. During 2023, 1,739,120 restricted stock units were granted, 866,494 units vested with cash proceeds distributed to recipients and 100,210 units were forfeited. At December 31, 2023, there were 5,060,242 restricted stock units outstanding, of which 3,905,243 are payable in cash and 1,154,999 are payable in shares. The fair value of the liability recorded for the vested portion of these instruments payable in cash was $457, valued at the stock price as of December 31, 2023. In addition, outstanding stock appreciation rights that were granted under the LTIP totaled 652,493 equivalent shares as of December 31, 2023. The fair value of the liability recorded for the vested portion of these instruments was $32.